ASSET HELD FOR SALE, DISPOSITIONS AND DISCONTINUED OPERATIONS (Consolidated Statements of Income) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Operating expenses:
Loss from discontinued operations, net of taxes	$ 0	$ 0	$ 0	$ (57)
Discontinued Operations, Disposed of by Sale [Member]
Operating revenues:
Operating revenues				1,161
Operating expenses:
Commodity costs				1,011
Operating and administrative				133
Depreciation and amortization				74
Operating expenses, Total				1,218
Operating loss				(57)
Interest expense, net				17
Other income				18
Loss before income taxes				(56)
Income tax expense				(1)
Loss from discontinued operations, net of taxes				$ (57)